FINANCIAL RISK MANAGEMENT (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of financial risk management [Line Items]
Trade payables	¥ 24,329	¥ 61,084
Amounts owed to related parties	36,203	36,017
Interest-bearing bank borrowings	0	0
Total	60,532	97,101
Total contractual undiscounted cash flow [member]
Disclosure Of financial risk management [Line Items]
Trade payables	24,329	61,084
Amounts owed to related parties	36,203	36,017
Interest-bearing bank borrowings	0	0
Total	60,532	97,101
Within 1 year [member]
Disclosure Of financial risk management [Line Items]
Trade payables	24,329	61,084
Amounts owed to related parties	36,203	36,017
Interest-bearing bank borrowings	0	0
Total	60,532	97,101
More than 1 year but less than 3 years [member]
Disclosure Of financial risk management [Line Items]
Trade payables	0	0
Amounts owed to related parties
Interest-bearing bank borrowings	0	0
Total	¥ 0	¥ 0